Condensed Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net income	$ 63,676	$ 13,298	$ 112,992	$ 25,783
Changes in operating assets and liabilities:
Accounts receivable	(32,284)		(9,701)
Advances to related party	7,539			(7,539)
Inventory	(1,254)	(14,391)	(84,812)	(732)
Prepaid expenses	(3,000)
Accounts payable	722	547	(40)	425
Income tax payable	(49,120)		61,032	7,043
Loan payable				1,369
Related party payable	4,772
Net cash (used) by operating activities	(8,949)	(546)	79,471	26,349
Net cash increase (decrease) for period	(8,949)	(546)	79,471	26,349
Cash, beginning of period	105,820	26,349	26,349	0
Cash, end of period	96,871	25,803	105,820	26,349
Supplemental disclosures of cash flow information:
Cash paid of interest
Cash paid for income taxes	$ 46,000